UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21927

MSS Series Trust

(Exact name of registrant as specified in charter)

8000 Town Centre Drive,  Suite 400

Broadview Heights, OH 44147

(Address of principal executive offices)

(Zip code)

Brandon M Pokersnik

8000 Town Centre Drive,  Suite 400

Broadview Heights, OH 44147

(Name and address of agent for service)

Copies to:

JoAnn M. Strasser

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH 43215

Registrant's telephone number, including area code: 440-922-0066

Date of fiscal year end: November 30

Date of reporting period: June 30, 2020

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

One Rock Fund

ALPHABET INC.

Ticker Symbol:GOOGL	Cusip Number:02079K305
Record Date: 4/7/2020	Meeting Date: 6/3/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors - 11 Nominees	For	Issuer	For	With
10	Report on takedown requests.	Against	Stockholder	Against	With
11	Majority vote for election of directors	Against	Stockholder	Against	With
12	Report on gender/racial pay equity	Against	Stockholder	Against	With
13	Nomination of human rights and/or civil rights expert to board	Against	Stockholder	Against	With
14	Report on whistleblower policies and practices.	Against	Stockholder	Against	With
2	Appointment of Ernst & Young	For	Issuer	For	With
3	Amendment to Amended and Restated 2012 Stock Plan	For	Issuer	For	With
4	Approve named executive officer compensation.	For	Issuer	For	With
5	Equal shareholder voting.	Against	Stockholder	Against	With
6	Arbitration of employment-related claims	Against	Stockholder	Against	With
7	Human rights risk oversight committee	Against	Stockholder	Against	With
8	Non-binding vote on amendment of bylaws	Against	Stockholder	Against	With
9	Report on sustainability metrics	Against	Stockholder	Against	With

AMAZON.COM

Ticker Symbol:AMZN	Cusip Number:023135106
Record Date: 4/2/2020	Meeting Date: 5/26/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
10	Shareholder proposal requesting an alternative report on gender/racial pay	Against	Stockholder	Against	With
11	Shareholder proposal requesting a report on certain community impacts	Against	Stockholder	Against	With
12	Shareholder proposal requesting a report on viewpoint discrimination	Against	Stockholder	Against	With
13	Shareholder proposal requesting a report on promotion data	Against	Stockholder	Against	With
14	Shareholder proposal requesting an additional reduction in threshold for calling special shareholder meetings	Against	Stockholder	Against	With
15	Shareholder proposal requesting a specific supply chain report format	Against	Stockholder	Against	With
16	Shareholder proposal requesting additional reporting on lobbying	Against	Stockholder	Against	With
1A	Director Election - Jeffrey Bezos	For	Issuer	For	With
1B	Director Election - Rosalind Brewer	For	Issuer	For	With
1C	Director Election - Jamie Gorelick	For	Issuer	For	With
1D	Director Election - Daniel Huttenlocher	For	Issuer	For	With
1E	Director Election - Judith McGrath	For	Issuer	For	With
1F	Director Election - Indra Nooyi	For	Issuer	For	With
1G	Director Election - Jonathan Rubinstein	For	Issuer	For	With
1H	Director Election - Thomas Ryder	For	Issuer	For	With
1I	Director Election - Patricia Stonesifer	For	Issuer	For	With
1J	Director Election - Wendell Weeks	For	Issuer	For	With
2	Ratification of the appointment of ernst & young LLP as independent	For	Issuer	For	With
3	Advisory vote to approve executive compensation	For	Issuer	For	With
4	Approval of amendment to restated certificat of incorporation	For	Issuer	For	With
5	Shareholder proposal requesting a report on effects of food waste	Against	Stockholder	Against	With
6	Shareholder proposal requesting a report on customer use	Against	Stockholder	Against	With
7	Shareholder proposal requesting a report on potential customer misuse	Against	Stockholder	Against	With
8	Shareholder proposal requesting a report on efforts to restrict certain products	Abstained	Stockholder	Against	N/A
9	Shareholder proposal requesting a mandatory independent board chair policy	Against	Stockholder	Against	With

DELTA AIR LINES, INC.

Ticker Symbol:DAL	Cusip Number: 247361702
Record Date: 4/30/2020	Meeting Date: 6/18/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Director Election - Edward H. Bastian	For	Issuer	For	With
1B	Director Election - Francis S. Blake	For	Issuer	For	With
1C	Director Election - Ashton B. Carter	For	Issuer	For	With
1D	Director Election - David G. DeWalt	For	Issuer	For	With
1E	Director Election - William H. Easter III	For	Issuer	For	With
1F	Director Election - Christopher A. Hazleton	For	Issuer	For	With
1G	Director Election - Michael P. Huerta	For	Issuer	For	With
1H	Director Election - Jeanne P. Jackson	For	Issuer	For	With
1I	Director Election - George N. Mattson	For	Issuer	For	With
1J	Director Election - Sergio A.L. Rial	For	Issuer	For	With
1K	Director Election - David S. Taylor	For	Issuer	For	With
1L	Director Election - Kathy N. Waller	For	Issuer	For	With
2	Approve compensation of named executive officers.	For	Issuer	For	With
3	Ratify appointment of Ernst & Young	For	Issuer	For	With
4	Proposal of right to act by written consent	Against	Stockholder	Against	With
5	Proposal related to climate lobbying report.	Against	Stockholder	Against	With
6	Proposal related to a political contributions report	Against	Stockholder	Against	With
7	Proposal related to sexual harrassment policy.	Against	Stockholder	Against	With

NVIDIA CORPORATION

Ticker Symbol:NVDA	Cusip Number:67066G104
Record Date: 4/13/2020	Meeting Date: 6/9/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Director Election - Robert K. Burgess	For	Issuer	For	With
1B	Director Election - Tench Coxe	For	Issuer	For	With
1C	Director Election - Persis S. Drell	For	Issuer	For	With
1D	Director Election - Jen-Hsun Huang	For	Issuer	For	With
1E	Director Election - Dawn Hudson	For	Issuer	For	With
1F	Director Election - Harvey C. Jones	For	Issuer	For	With
1G	Director Election - Michael G. McCaffery	For	Issuer	For	With
1H	Director Election - Stephen C. Neal	For	Issuer	For	With
1I	Director Election - Mark L. Perry	For	Issuer	For	With
1J	Director Election - A. Brooke Seawell	For	Issuer	For	With
1K	Director Election - Mark A. Stevens	For	Issuer	For	With
2	Approval of executive compensation	For	Issuer	For	With
3	Ratification of PricewaterhouseCoopers	For	Issuer	For	With
4	Approval of amendment and restatement of 2007 Equity Incentive Plan	For	Issuer	For	With
5	Approval of Amended and Restated 2012 Employee Stock Purchase Plan	For	Issuer	For	With

NXP SEMICONDUCTORS

Ticker Symbol:NXPI	Cusip Number:N6596X109
Record Date: 4/29/2020	Meeting Date: 5/26/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Adoption of Statutory annual accounts	For	Issuer	For	With
10	Amendment of the company's articles of association	For	Issuer	For	With
11	Non-binding advisory vote to approve name executive officer compensation	For	Issuer	For	With
12	To recommend by non-binding vote the fequency or executive compensation votes	For	Issuer	For	With
2	Discharge of the members of the board	For	Issuer	For	With
3A	Appoint Kurt Sievers as executive director	For	Issuer	For	With
3B	Re-appoint Peter Bonfield as non-executive director	For	Issuer	For	With
3C	Re-appoint Krneth Goldman as non-executive director	For	Issuer	For	With
3D	Re-appoint Josef Kaeser as non-executive director	For	Issuer	For	With
3E	Re-appoint Lena Olving as non-executive director	For	Issuer	For	With
3F	Re-appoint Peter Smitham as non-executive director	For	Issuer	For	With
3G	Re-appoint Julie Southern as non-executive director	For	Issuer	For	With
3H	Re-appoint Jasmin Staiblin as non-executive director	For	Issuer	For	With
3I	Re-appoint Gregory Summe as non-executive director	For	Issuer	For	With
3J	Re-appoint Karl-Henrik Sundstrom as non-executive director	For	Issuer	For	With
4	Authorization of the board to issue ordinary shares	For	Issuer	For	With
5	Authorization of the board to restrict or exclude pre-emption rights	For	Issuer	For	With
6	Authorization of the board to repurchase ordinary shares	For	Issuer	For	With
7	Authorization of the board to cancel ordinary shares	For	Issuer	For	With
8	Appointment of Ernst & Young Accountants LLP	For	Issuer	For	With
9	Determination or the remuneration of the members and chairs of the audit committee	For	Issuer	For	With

ROKU, INC.

Ticker Symbol:ROKU	Cusip Number:77543R102
Record Date: 4/16/2020	Meeting Date: 6/10/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Election of Class I director - Alan Henricks	For	Issuer	For	With
2A	Election of Class III director - Neil Hunt	For	Issuer	For	With
2B	Election of Class III director - Anthony Wood	For	Issuer	For	With
3	Approve named executive officer compensation	For	Issuer	For	With
4	Ratify selection of Deloitte & Touche	For	Issuer	For	With

ROKU, INC.

Ticker Symbol:ROKU	Cusip Number:77543R102
Record Date: 4/16/2020	Meeting Date: 6/10/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Election of Class I director - Alan Henricks	For	Issuer	For	With
2A	Election of Class III director - Neil Hunt	For	Issuer	For	With
2B	Election of Class III director - Anthony Wood	For	Issuer	For	With
3	Approve named executive officer compensation	For	Issuer	For	With
4	Ratify selection of Deloitte & Touche	For	Issuer	For	With

THE TRADE DESK

Ticker Symbol:TTD	Cusip Number:J82141136
Record Date: 3/31/2020	Meeting Date: 5/26/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Director Election - Jeff Green	For	Issuer	For	With
1B	Director Election - Eric Paley	For	Issuer	For	With
2	Public accounting appointment	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MSS Series Trust

By /s/Gregory B. Getts

* Gregory B. Getts

President

By /s/Brandon M. Pokersnik

* Brandon M. Pokersnik

Secretary

Date: August 17, 2020

*Print the name and title of each signing officer under his or her signature.